Label	Element	Value
VIRTUS OPPORTUNITIES TRUST | Virtus Duff & Phelps International Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Virtus Opportunities Trust

Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and
Statement of Additional Information, each dated January 28, 2020, as supplemented

Important Notice To Investors

The information in this Supplement updates information in, and should be read in conjunction with, the Summary and Statutory Prospectuses and Statement of Additional Information for each Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Duff & Phelps International Real Estate Securities Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Change in each fund’s “Market Volatility Risk”

The section of each fund’s Summary Prospectus and Statutory Prospectus entitled “Principal Risks” is revised to add the following to the end of the paragraph entitled “Market Volatility Risk.”

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Investors should retain this supplement for future reference.